COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Assets pledged as collateral:

As collateral for the Company's loan mortgages, a fixed pledge has been placed on the Company's subsidiaries in Luxemburg shareholders' equity. See Note 10a.

b.	Israel Innovation Authority commitments:

Until the sale of the Video Activity the Company participated in programs sponsored by the Israeli Government and by the European Commission for the support of research and development activities.

The Company was obligated to pay royalties to the Israel Innovation Authority ("IIA"), in the amount of 3%-3.5% of the sales recorded from products and other related revenues generated from such projects, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company was undergoing an audit by the IIA for royalties paid before the sale of the Company's Video business.

As of December 31, 2020, the Company has sufficient provisions to cover the expected outcome of such review process. The provision for the above commitments was recorded under liabilities attributed to discontinued operations as the Company has no further obligation to pay royalties on revenues generated by the Video Activity subsequent to its sale.

c.
In June 2017, Aberdeen Associates LLC, a Delaware limited liability company, extended a $ 7,000, 5-year fixed-rate loan facility (the “Loan Facility”) to the Company’s subsidiary, Optibase Inc. secured by a pledge of 100% of its membership interest in Optibase Chicago 300, LLC. The Loan Facility will bear interest at an annual rate of 5% of the amount drawn, and is compounded and paid quarterly until the maturity on June 1, 2022. As of December 31, 2020, the Company has not drawn down any funds under the Loan Facility.

d.	Legal claims and contingent liabilities:

1.
On October 26, 2014, the Company received a letter on behalf of two purported shareholders (the "Shareholders") demanding the Company to file a derivative claim against its controlling shareholder and directors and officers, according to procedures of the Companies Law and requesting discovery of internal documents. The demand alleges, among other things, breach of fiduciary duties by directors and officers with respect to the approval of the transaction to acquire condominium units in Miami Beach, Florida, (the "Transaction"), in accordance with the Companies Law. The Company presented the Shareholders, at their request, with certain materials in connection with the Transaction for their review.

On May 12, 2015 the Company has been served with a motion to approve the filing of a derivative claim against its controlling shareholder, directors and CEO and against certain former controlling shareholder and directors, (the "Motion").

The Claim alleges, among other things, a breach of fiduciary duties by the Company directors, officers and controlling shareholder, and an exploitation of a business opportunity by the Company current and former controlling shareholder with respect to certain private placements of the Company's shares to its controlling shareholder.

The Claim further alleges, that such private placements constitute a prohibited distribution as the shares were issued for an unfair consideration. As a result of the above, the Applicants request the Court to allow them to continue with this derivative claim and ultimately to require all the defendants to pay the Company an aggregate amount of approximately $ 41,900, as well as required the Companies shareholder (current and former) to pay to the Company approximately $ 2,800 plus interest (for the exploitation of a business opportunity). The Applicants further require reimbursement of expenses, legal fees and award to the Applicants.

On June 16, 2019, the District Court denied the motion to approve the filing of the derivative claim.

On September 22, 2019, the Applicants filed an appeal to the District Court's decision to the Supreme Court. On February 20, 2020, the applicants submitted their written summations and the Company and the other respondents also filed their summations. The hearing of the Appeal is scheduled to May 3, 2021.

At this stage the Company cannot provide an assessment as to the chances of the claim and the exposure to the Company.

2.
On March 6, 2019, the Company has notified that Swiss Pro Capital Limited, a company organized under the laws of Switzerland, has filed a legal claim against the Company's subsidiaries, Optibase RE 1 s.a.r.l and Optibase Real Estate Europe SARL.

The matter of the claim is an option agreement signed between the parties on March 1, 2010, whereby the plaintiff was given the option for 8 years to purchase 20% of the shares of Optibase RE1, which holds a building in Switzerland, at a price to be calculated on the option exercise date according to a formula set forth in the agreement.

In the statement of claim, it is claimed that starting at the end of 2014, the plaintiff approached the Company to check the possibility of exercising the option. Accordingly, the plaintiff requested to get data about the property in order for it to be able to check the updated option price. According to the plaintiff, after it was ignored by the Company, the option price as finally presented by the Company does not reflect the correct option price in accordance with the intent of the parties to the agreement and in accordance with the formula specified therein, and the Company artificially raised the option price.

Thus, according to the plaintiff, for the price of the options to be without financial merit, Optibase REE did not draw dividends available for distribution from Optibase RE1. In addition, the Company did not refinance the property, and even imposed excess management expenses and other unnecessary expenses on Optibase RE1.

The plaintiff claims that the correct option exercise price, and as it was actually exercised on May 25, 2016, is zero Swiss Francs, and it seeks for the court to issue a declaratory order under which it is entitled to receive 20% of the shares of Optibase RE1 at a price of zero Swiss Francs, and to issue orders to remove the discrimination, including that the Company must pay the plaintiff a sum of CHF 400,000 .

On July 29, 2019 the Companies filed a statement of defense.

The Company categorically deny the allegations raised in the statement of claim, and claim that the option price as given over by them reflects what is stated in the option agreement and that, in complete contradiction to the plaintiff's claims, they did not artificially raise the price of the option as alleged.

The parties were referred to mediation that ended without reaching a settlement. Preliminary hearing has been scheduled for May 27, 2020.

The parties have finished documents disclosure.

A court hearing is scheduled on June 21, 2021 after submitting the affidavits.

At this stage the Company cannot provide an assessment as to the chances of the claim.

3.
On April 16, 2015, the Company's subsidiary Eldista GmbH, filed a claim to the court in Switzerland in an amount of CHF 961,000 due to damages and unpaid amounts from a specific tenant. Shortly thereafter, the tenant filed a counterclaim against Eldista GmbH in an amount of CHF 157,000 for damages allegedly caused to it. The court suggested the parties to transfer to mediation proceedings which failed. The court handed down a partial judgment on 31, October 2016, dismissing Eldista GmbH's claim (though it had not yet examined the issue of the damages). Eldista GmbH filed an appeal against the judgment, but it was dismissed on June 12, 2017. On May 2, 2018, the court ruled that the damages owned to the tenant shall amount to approximately CHF 53,000 plus interest 5% as of June 4, 2014. An appeal has been filed and is currently pending before the supreme court. Should the supreme court confirm the first judgment, Eldista GmbH will most likely have a counterclaim against the former real estate agency that was managing the CTN Complex, although there is also a possibility that a judge would consider that the latter committed no breach or that only a portion of the damage can be recovered by the agency.

On October 27, 2019, the judgment which dismissed the appeal filed by Eldista. Eldista was therefore ordered to pay the tenant CHF 53,000 plus interest 5% as of June 4, 2014, as well as an amout of CHF 17,000 as a participation for the tenant legal fees. These amounts were paid in Junuary and February 2020.

4.
On March 1 2017, the Company's subsidiary Eldista Gmbh, received a notice from its largest tenant in Switzerland, LEM Switzerland SA, or LEM, regarding the deposit of the monthly rent for March 2017 amounting to approximately CHF 279,000 with Banque cantonale de Genève, as a preliminary process for filing a claim. LEM claims that there are serious defects affecting the rented premises, which merit LEM with a reimbursement of approximately CHF 2,400,000 (excluding VAT) as well as approximately CHF 69,000 as indemnification for consequential damages.

Based on LEM’s submissions filed during the first hearing before the court, LEM requested a 20% rent reduction amounting to a capital amount of CHF 3,094,000, with 5% moratory interest per year, corresponding to approximately CHF 154,000 per year, based on the various defects allegedly affecting the rented premises. In addition, LEM is claiming for related damages an amount of approximately CHF 168,000, subject to amplification, with 5% moratory interest per year. LEM’s claim for rent reduction amounted of approximately CHF 714. LEM further demands to be reserved the right to claim the reimbursement of all ancillary costs paid in axcess to Eldista, without however indicating any amount to support its claim. A first hearing took place on June 26, 2018, and a second hearing took place on November 7, 2018.

On January 27, 2020, a formal filing of a claim was submitted by LEM against Eldista.

LEM claimed a first extension of its current lease until December 31, 2021, or until September 30, 2022 at the latest. LEM also claimed a rent reduction of 16.94% from April 2020 until the end of the extension which corresponds to a total amount of CHF 1,189,000. A first conciliation hearing was appointed on April 29, 2020 but was cancelled due to the COVID-19 pandemic and took place on 23 September 2020.

Finally, discussions for an out-of-court settlement started between the parties after the hearing of October 1, 2020 and ended by an agreement concluded on October 16, 2020. This agreement, validated by the first instance court for lease matters on 27 October 2020, provides in the main that the parties withdraw all pending claims against each other and LEM receives from Eldista, as full and final settlement, a monthly contribution of CHF 43,750 (VAT not included) to its damage that is paid from December 2020 until March 2022, corresponding to a total amount in capital of CHF 700,000 (VAT not included). LEM is also authorized by this agreement to remain in the premises until December 31, 2023 with a termination notice of three months form the end of a month should it wish to leave the premises earlier.